Expense Example	Oct. 31, 2025 USD ($)
Brown Advisory Growth Equity Fund | Brown Advisory Growth Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Brown Advisory Growth Equity Fund | Brown Advisory Growth Equity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Brown Advisory Growth Equity Fund | Brown Advisory Growth Equity Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Brown Advisory Flexible Equity Fund | Brown Advisory Flexible Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Brown Advisory Flexible Equity Fund | Brown Advisory Flexible Equity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Brown Advisory Flexible Equity Fund | Brown Advisory Flexible Equity Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Brown Advisory Sustainable Growth Fund | Brown Advisory Sustainable Growth Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Brown Advisory Sustainable Growth Fund | Brown Advisory Sustainable Growth Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Brown Advisory Sustainable Growth Fund | Brown Advisory Sustainable Growth Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Brown Advisory Mid-Cap Growth Fund | Brown Advisory Mid-Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,058
Brown Advisory Mid-Cap Growth Fund | Brown Advisory Mid-Cap Growth Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,234
Brown Advisory Mid-Cap Growth Fund | Brown Advisory Mid-Cap Growth Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	689
Expense Example, with Redemption, 10 Years	1,520
Brown Advisory Small-Cap Growth Fund | Brown Advisory Small‑Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Brown Advisory Small-Cap Growth Fund | Brown Advisory Small‑Cap Growth Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Brown Advisory Small-Cap Growth Fund | Brown Advisory Small‑Cap Growth Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
Brown Advisory Small‑Cap Fundamental Value Fund | Brown Advisory Small‑Cap Fundamental Value Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Brown Advisory Small‑Cap Fundamental Value Fund | Brown Advisory Small‑Cap Fundamental Value Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Brown Advisory Small‑Cap Fundamental Value Fund | Brown Advisory Small‑Cap Fundamental Value Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
Brown Advisory Sustainable Small-Cap Core Fund | Brown Advisory Sustainable Small-Cap Core Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,273
Brown Advisory Sustainable Small-Cap Core Fund | Brown Advisory Sustainable Small-Cap Core Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,445
Brown Advisory Sustainable Small-Cap Core Fund | Brown Advisory Sustainable Small-Cap Core Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,726
Brown Advisory Sustainable Value Fund | Brown Advisory Sustainable Value Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	949
Brown Advisory Sustainable Value Fund | Brown Advisory Sustainable Value Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,126
Brown Advisory Sustainable Value Fund | Brown Advisory Sustainable Value Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,415
Brown Advisory Global Leaders Fund | Brown Advisory Global Leaders Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Brown Advisory Global Leaders Fund | Brown Advisory Global Leaders Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Brown Advisory Global Leaders Fund | Brown Advisory Global Leaders Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Brown Advisory Sustainable International Leaders Fund | Brown Advisory Sustainable International Leaders Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,393
Brown Advisory Sustainable International Leaders Fund | Brown Advisory Sustainable International Leaders Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,563
Brown Advisory Sustainable International Leaders Fund | Brown Advisory Sustainable International Leaders Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	826
Expense Example, with Redemption, 10 Years	1,841
Brown Advisory Intermediate Income Fund | Brown Advisory Intermediate Income Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Brown Advisory Intermediate Income Fund | Brown Advisory Intermediate Income Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Brown Advisory Intermediate Income Fund | Brown Advisory Intermediate Income Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Brown Advisory Sustainable Bond Fund | Brown Advisory Sustainable Bond Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Brown Advisory Sustainable Bond Fund | Brown Advisory Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Brown Advisory Sustainable Bond Fund | Brown Advisory Sustainable Bond Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Brown Advisory Maryland Bond Fund | Brown Advisory Maryland Bond Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
Brown Advisory Maryland Bond Fund | Brown Advisory Maryland Bond Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Brown Advisory Maryland Bond Fund | Brown Advisory Maryland Bond Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Brown Advisory Tax-Exempt Bond Fund | Brown Advisory Tax-Exempt Bond Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
Brown Advisory Tax-Exempt Bond Fund | Brown Advisory Tax-Exempt Bond Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
Brown Advisory Tax-Exempt Bond Fund | Brown Advisory Tax-Exempt Bond Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Brown Advisory Tax-Exempt Sustainable Bond Fund | Brown Advisory Tax-Exempt Sustainable Bond Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
Brown Advisory Tax-Exempt Sustainable Bond Fund | Brown Advisory Tax-Exempt Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Brown Advisory Tax-Exempt Sustainable Bond Fund | Brown Advisory Tax-Exempt Sustainable Bond Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Brown Advisory Mortgage Securities Fund | Brown Advisory Mortgage Securities Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
Brown Advisory Mortgage Securities Fund | Brown Advisory Mortgage Securities Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Brown Advisory Mortgage Securities Fund | Brown Advisory Mortgage Securities Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Brown Advisory WMC Strategic European Equity Fund | Brown Advisory WMC Strategic European Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
Brown Advisory WMC Strategic European Equity Fund | Brown Advisory WMC Strategic European Equity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Brown Advisory WMC Strategic European Equity Fund | Brown Advisory - WMC Strategic European Equity Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
Brown Advisory Emerging Markets Select Fund | Brown Advisory Emerging Markets Select Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
Brown Advisory Emerging Markets Select Fund | Brown Advisory Emerging Markets Select Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
Brown Advisory Emerging Markets Select Fund | Brown Advisory Emerging Markets Select Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
Brown Advisory Beutel Goodman Large-Cap Value Fund | Brown Advisory Beutel Goodman Large-Cap Value Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Brown Advisory Beutel Goodman Large-Cap Value Fund | Brown Advisory Beutel Goodman Large-Cap Value Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Brown Advisory Beutel Goodman Large-Cap Value Fund | Brown Advisory Beutel Goodman Large-Cap Value Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Brown Advisory WMC Japan Equity Fund | Brown Advisory WMC Japan Equity Fund, Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	562
Expense Example, with Redemption, 10 Years	1,247
Brown Advisory WMC Japan Equity Fund | Brown Advisory WMC Japan Equity Fund, Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,419
Brown Advisory WMC Japan Equity Fund | Brown Advisory WMC Japan Equity Fund, Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	$ 1,701